Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of reconciliation of effective income tax rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2018	2019	2020
	%	%	%
PRC Statutory income tax rates	25%	25%	25%
Permanent book—tax difference	12%	—	—
Difference in EIT rates	(37)%	(25)%	(25)%

Total	—	—	—

Summary of components of income tax expense
Income/(loss) from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2018	2019	2020
Domestic	27,412,441	47,236,997	37,252,021
Foreign	—	—	(3,666,937)

Total	27,412,441	47,236,997	33,585,084